TD Waterhouse Family of Funds, Inc.
100 Wall Street
New York, New York 10005

February 27, 2006

VIA EDGAR
Securities and Exchange
Commission 100 F Street, N.E.
Washington, D.C. 20549

Re:   TD Waterhouse Family of Funds, Inc.
File Nos. 33-96132 and 811-9086
Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, TD Waterhouse Family of Funds, Inc. (the “Company”) certifies that the form of statement of additional information that would have been filed under paragraph (c) of Rule 497, would not have differed from that contained in Post-Effective Amendment No. 17 to the Company’s Registration Statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on February 22, 2006.

Please call the undersigned at (212) 701-8684 if you have any questions with respect to this filing.

Sincerely,

/s/ Marc A. Schuman Marc A. Schuman Secretary